Accounts Receivable And Other Receivables - Summary of Accounts Receivable and Other Receivable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Concentration Risk1 [Line Items]
Trade accounts receivable, net	$ 67,049	$ 59,537
Trade accounts receivable from shareholders exercising significant influence	0	6,718
Other receivables	2,314	1,407
Trade and other current receivables	$ 69,363	$ 67,662
Trade accounts receivable | One customer
Concentration Risk1 [Line Items]
Concentration percentage	16.00%	10.00%
Revenues | One customer
Concentration Risk1 [Line Items]
Concentration percentage	11.00%